Principal Estimated Useful Lives Used for Computing Depreciation (Detail)	12 Months Ended
Mar. 31, 2011 Year
Buildings
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Minimum useful life	2
Maximum useful life	50
Machinery and Equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Minimum useful life	2
Maximum useful life	20